Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (1,046,830)	$ (1,529,905)	$ (3,387,295)	$ (4,475,305)	$ (6,240,482)	$ (4,691,377)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	799	799	2,397	1,788	2,587	6,926
Stock-based compensation			397,470	372,196	496,066	898,293
Decrease to fair value of derivative liability	0	0	(1,000,000)	(108,944)
Inventory obsolescence charge			248,073	181,988	181,988	60,385
Gain on forgiveness of loan	0	(178,229)	0	(178,229)
Changes in operating assets and liabilities:
Inventory			(582,572)	(42,215)	(307,760)	(681,731)
Prepaid expenses and other current assets			223,854	(163,135)	(91,668)	147,032
Accounts payable			1,288,130	(64,853)	66,033	(191,505)
Accrued interest			119,671	110,956	151,285	0
Accrued expenses and other liabilities			(96,370)	(80,324)
Net cash used in operating activities			(2,786,642)	(4,446,077)	(5,958,628)	(5,044,755)
Cash flows from investing activities:
Purchases of property and equipment			0	(3,275)	(3,275)	(2,455)
Net cash used in investing activities			0	(3,275)	(3,275)	(2,455)
Cash flows from financing activities:
Proceeds received from advances from investors			575,000	0
Proceeds received from series 2 convertible notes			0	1,050,000	1,050,000	550,000
Proceeds from issuance Common Stock and warrants, net of financing costs			0	6,219,233
Net cash provided by financing activities			575,000	7,269,233	7,269,233	3,826,190
Net increase (decrease) in cash			(2,211,642)	2,819,881
Cash, beginning of period			2,266,639	959,309	959,309
Cash, end of period	$ 54,977	$ 3,779,190	54,977	3,779,190	2,266,639	959,309
Non-cash financing activities:
Issuance of restricted stock for services			$ 29,831	$ 103,750	$ 103,750	$ 93,500